UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vermillion Asset Management, LLC
Address:     267 Fifth Avenue, 7th Floor
             New York, NY  10016

Form 13F File Number:     28-12729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Drew Gilbert
Title:     Managing Partner
Phone:     212-683-8816

Signature, Place and Date of Signing:

/s/ Drew Gilbert          New York, NY          May 17, 2010

Report Type (Check only one):

[X]       13F HOLDINGS REPORT
[   ]     13F NOTICE
[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total                       35

Form 13F Information Table Value Total:    $292,830 (thousands)

List of Other Included Managers: None

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Column 1                                 Column 2  Column 3   Column 4           Column 5   Column 6   Column 7     Column 8

                                                                        Shares or
                                         Title of               Value   Principal  SH/ PUT/ Investment   Other   Voting Authority
Name of Issuer                            Class      Cusip    (x$1,000)   Amount   PRN CALL Discretion  Managers Sole  Shared  None
----------------------------------       --------    -----    --------- ---------  --- ---- ----------  -------- ----  ------  ----
* BEMIS INC COM                            COM     081437105       767     26,700  SH          SOLE       None
* CAMERON INTERNATIONAL CORP COM           COM     13342B105       812     18,934  SH          SOLE       None
* DEVON ENERGY CORP NEW COM                COM     25179M103       818     12,700  SH          SOLE       None
* DIAMOND OFFSHORE DRILLING IN COM         COM     25271C102     1,162     13,084  SH          SOLE       None
* DRESSER-RAND GROUP INC COM               COM     261608103       228      7,243  SH          SOLE       None
* EQT CORP COM                             COM     26884L109       808     19,700  SH          SOLE       None
* ITT CORP NEW COM                         COM     450911102       745     13,900  SH          SOLE       None
* ISHARES INC MSCI BRAZIL                  MSCI B  464286400     1,841     25,000  SH          SOLE       None
* ISHARES INC MSCI JAPAN                   MSCI B  464286848     1,000     95,800  SH          SOLE       None
* ISHARES SILVER TRUST ISHARES             ISHARE  46428Q109     2,571    150,000  SH          SOLE       None
* LOWES COS INC COM                        COM     548661107       497     20,500  SH          SOLE       None
* NATIONAL OILWELL VARCO INC COM           COM     637071101       621     15,295  SH          SOLE       None
* PATTERSON UTI ENERGY INC COM             COM     703481101       746     53,434  SH          SOLE       None
* PEABODY ENERGY CORP COM                  COM     704549104       735     16,085  SH          SOLE       None
* PRIDE INTL INC DEL COM                   COM     74153Q102       769     25,550  SH          SOLE       None
* SPDR TR UNIT SER 1                       UNITS   78462F103     1,685     14,400  SH          SOLE       None
* UNIT CORP COM                            COM     909218109       214      5,060  SH          SOLE       None
* UNITED STATES OIL FUND LP UNITS          UNITS   91232N108     2,526     62,700  SH          SOLE       None
* NABORS INDUSTRIES LTD SHS                SHS     G6359F103     1,607     81,840  SH          SOLE       None
ISHARES SILVER TRUST                       PUT     46428Q109     8,570    500,000      PUT     SOLE       None
SPDR S&P 500 ETF TRUST                     PUT     78462F103   117,000  1,000,000      PUT     SOLE       None
UNITED STATES OIL FUND LP                  CALL    91232N108     5,306    131,700      CALL    SOLE       None
UNITED STATES OIL FUND LP                  PUT     91232N108     3,703     91,900      PUT     SOLE       None
UNITED STATES OIL FUND LP                  PUT     91232N108     5,306    131,700      PUT     SOLE       None
UNITED STATES OIL FUND LP                  CALL    91232N108       822     20,400      CALL    SOLE       None
UNITED STATES OIL FUND LP                  PUT     91232N108       822     20,400      PUT     SOLE       None
UNITED STATES OIL FUND LP                  CALL    91232N108    20,145    400,000      CALL    SOLE       None
UNITED STATES OIL FUND LP                  CALL    91232N108       403     10,000      CALL    SOLE       None
ISHARES FTSE/XINHUA CHINA 25               CALL    464287184     9,473    225,000       CALL    SOLE       None
ISHARES FTSE/XINHUA CHINA 25               CALL    464287184    18,945    450,000      CALL    SOLE       None
ISHARES FTSE/XINHUA CHINA 25               PUT     464287184     9,473    225,000      PUT     SOLE       None
ISHARES MSCI BRAZIL                        CALL    464286400     3,682     50,000      CALL    SOLE       None
ISHARES MSCI BRAZIL                        CALL    464286400    33,138    450,000      CALL    SOLE       None
ISHARES MSCI BRAZIL                        CALL    464286400     6,436     87,400      CALL    SOLE       None
ISHARES MSCI BRAZIL                        PUT     464286400    29,456    400,000      PUT     SOLE       None

                                                               292,830


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